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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 40
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier           Carmel, California      5/14/09
   -------------------------------    ------------------   -------------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $129187
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ----------  --------   ------------------  -------  --------  --------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER     --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
Amedisys Inc.                       COM       023436108       2785    101300              101300  NONE       49775   51525
Banco Stantander Chile              COM       05965X109        171      5000                5000              5000       0
Bank of Hawaii Corporation          COM       062540109       1514     45900               45900             20050   25850
Berkshire Hathaway Inc.-CL B        CLB       084670207        564       200                 200               200       0
Bio-Rad Laboratories                COM       090572207       5916     89775               89775             39275   50500
Burlington Northern, Inc.           COM       12189T104        457      7600                7600              7600       0
Camco International Ltd.            COM       G18708100         66    472000              472000            472000       0
Cameron International               COM       13342B105        132      6000                6000              6000       0
Canadian National Rail              COM       136375102        291      8200                8200              8200       0
Casey's General Stores, Inc.        COM       147528103       1255     47065               47065             21250   25815
Catalyst Health Solutions           COM       14888B103       3389    171000              171000             97100   73900
Climate Exchange PLC                COM       G2311R103         65      5500                5500              5500       0
Columbus McKinnon Corp.             COM       199333105       1059    121500              121500             53550   67950
Copart Inc.                         COM       217204106        943     31800               31800             20200   11600
Corn Products International         COM       219023108       1378     65000               65000             41500   23500
FTI Consulting                      COM       302941109       2083     42100               42100             23975   18125
Hanover Insurance Group             COM       410867105       3540    122820              122820             53475   69345
Harmonic Inc.                       COM       413160102       2052    315700              315700            197700  118000
Holly Corporation                   COM       435758305       1397     65875               65875             29500   36375
IPC Holdings Ltd.                   COM       G4933P101       8988    332393              332393            146068  186325
Jack Henry & Associates Inc.        COM       426281101       4273    261825              261825            149850  111975
Jacobs Engineering Group            COM       469814107       3041     78655               78655             38810   39845
JB Hunt Transport Services          COM       445658107       3674    152400              152400             57325   95075
Kaydon Corporation                  COM       486587108       1552     56775               56775             25025   31750
Kirby Corporation                   COM       497266106       6661    250050              250050            121625  128425
Korn/Ferry International            COM       500643200        636     70175               70175             32000   38175
Lennox International Inc.           COM       526107107       4437    167675              167675             71375   96300

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ----------  --------   ------------------  -------  --------  --------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER     --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
LMI Aerospace                       COM       502079106       2952    407700              407700  NONE      181800  225900
Maximus Inc.                        COM       577933104       2679     67200               67200             33600   33600
Micros Systems Inc.                 COM       594901100       1500     80000               80000             48700   31300
NBTY, Inc.                          COM       628782104       2565    182175              182175             82150  100025
National Oilwell Varco              COM       637071101        356     12400               12400             12400       0
Northwest Pipe Company              COM       667746101        944     33150               33150             16000   17150
Oceaneering International           COM       675232102       4928    133650              133650             46500   87150
Packaging Corp of America           COM       695156109       2922    224450              224450            104000  120450
Patterson Companies Inc.            COM       703395103       3287    174300              174300             92675   81625
Platinum Underwriters               COM       G7127P100       2193     77325               77325             35875   41450
Potash Corporation                  COM       73755L107        242      3000                3000              3000       0
Potlatch Corporation                COM       737630103       3316    143000              143000             68000   75000
Priceline.com                       COM       741503403       1451     18420               18420              8195   10225
Regal-Beloit Corp.                  COM       758750103       5568    181725              181725             84375   97350
SGL Carbon AG                       COM       D6949M108        201      8350                8350              8350       0
SPDR Gold Trust                     ETF       863307104       5277     58450               58450              7300   51150
SPDR S&P Retail EFT                 ETF       78464A714       2577    112500              112500            111600     900
Spartan Stores, Inc.                COM       846822104       3899    253025              253025            111300  141725
Stantec Inc.                        COM       85472N109       4848    266400              266400            139950  126450
Steven Madden, Ltd.                 COM       556269108       1315     70000               70000             44500   25500
Superior Energy Service             COM       868157108       4511    349975              349975            166775  183200
T-3 Energy Services                 COM       87306E107       2912    247200              247200            124000  123200
Telvent GIT SA                      COM       E90215109        112      8600                8600              8600       0
Teva Pharmaceutical                 COM       881624209        473     10500               10500             10500       0
The Charles Schwab Corp.            COM       808513105        248     16000               16000             16000       0

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
----------------------------  --------------  ----------  --------   ------------------  -------  --------  --------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER     --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
Trading Emissions PLC               COM       G9006F104        127    112361              112361  NONE      112361       0
Vossloh AG                          COM       D9494V101        417      3950                3950              3950       0
Wabtec Corporation                  COM       929740108       5048    191375              191375             89700  101675